UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-21058

Aetos Capital Long/Short Strategies Fund, LLC

(Exact name of registrant as specified in charter)

________

c/o Aetos Capital, LLC

875 Third Avenue

New York, NY 10022

(Address of principal executive offices) (Zip code)

Harold Schaaff

Aetos Capital, LLC

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-201-2500

Date of fiscal year end: January 31

Date of reporting period: July 31, 2012

Item 1. Reports to Stockholders.

AETOS CAPITAL MULTI-STRATEGY ARBITRAGE FUND, LLC

AETOS CAPITAL DISTRESSED INVESTMENT STRATEGIES FUND, LLC

AETOS CAPITAL LONG/SHORT STRATEGIES FUND, LLC

Financial Statements (Unaudited)

July 31, 2012

Table of Contents

Schedules of Investments	1
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Members’ Capital	8
Statements of Cash Flows	10
Financial Highlights	11
Notes to Financial Statements	14
Approval of Investment Advisory Agreements	29

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of each period. The Funds’ Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-212-201-2500; and (ii) on the Commission's website at http://www.sec.gov

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2012

Portfolio Fund Name	Cost	Value	% of Members' Capital(2)

Absolute Return Capital Partners, L.P.	$60,000,000	$59,897,949	7.29%
AQR RT Fund, L.P.	20,831,233	20,840,515	2.54
Brevan Howard Credit Catalysts Fund, L.P.	60,000,000	61,699,126	7.51
Capstone Vol (Offshore) Limited	25,000,000	25,716,198	3.13
CNH CA Institutional Fund, L.P.	20,589,231	26,596,468	3.24
Cornwall Domestic LP	20,000,000	19,157,573	2.33
Davidson Kempner Partners	85,543,694	115,224,140	14.02
Farallon Capital Offshore Investors, Inc.	98,172,893	112,309,366	13.67
FFIP, L.P.	71,630,000	114,954,710	13.99
GMO Mean Reversion Fund (Onshore)	40,692,369	36,439,640	4.43
Luxor Capital Partners, LP	40,000,000	38,717,754	4.71
Oceanwood Global Opportunities Fund LP	85,000,000	99,701,204	12.13
Parsec Trading Corp.	64,555,465	61,380,974	7.47
Sowood Alpha Fund LP (1)	1,625,301	562,543	0.07
Total Portfolio Funds	693,640,186	793,198,160	96.53%

The accompanying notes are an integral part of the financial statements.

1

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

July 31, 2012

Portfolio Fund Name	Cost	Value	% of Members' Capital(2)

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.01%(3) (Shares 30,693,656)	30,693,656	30,693,656	3.74
	$724,333,842	$823,891,816	100.27%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $821,671,866.

3 Rate disclosed is the 7-day effective yield as of 07/31/12

*Global Tactical Asset Allocation

The aggregate cost of investments for tax purposes was $799,614,558. Net unrealized appreciation on investments for tax purposes was $24,277,258 consisting of $55,268,332 of gross unrealized appreciation and $30,991,074 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 96.53% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

2

Aetos Capital Distressed Investment Strategies Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2012

Portfolio Fund Name	Cost	Value	% of Members' Capital(1)

AG Mortgage Value Partners, L.P.	$58,987,029	$76,305,063	15.45%
Anchorage Capital Partners, L.P.	65,000,000	85,765,516	17.37
Aurelius Capital Partners, LP	55,500,000	80,742,335	16.35
Centerbridge Credit Partners, L.P.	43,250,000	49,376,604	10.00
Davidson Kempner Distressed Opportunities Fund, L.P.	36,411,206	43,710,282	8.85
King Street Capital, L.P.	46,095,015	73,544,270	14.89
One East Partners, L.P.	3,770,853	2,343,126	0.47
Silver Point Capital Fund, L.P.	3,555,312	5,747,986	1.16
Watershed Capital Partners, L.P.	59,050,000	70,559,735	14.29
Total Portfolio Funds	371,619,415	488,094,917	98.83

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.01%(2) (Shares 6,742,038)	6,742,038	6,742,038	1.37
	$378,361,453	$494,836,955	100.20%

1 Percentages are based on Members’ Capital of $493,858,327.

2 Rate disclosed is the 7-day effective yield as of 07/31/12.

The aggregate cost of investments for tax purposes was $457,227,152. Net unrealized appreciation on investments for tax purposes was $37,609,803 consisting of $43,093,215 of gross unrealized appreciation and $5,483,412 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 98.83% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

3

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited)

July 31, 2012

Portfolio Fund Name	Cost	Value	% of Members' Capital(2)

Brookside Capital Partners Fund II, L.P.	$43,494,546	$42,302,947	5.07%
Cadian Fund LP	53,862,943	81,508,223	9.77%
CamCap Energy, L.P.	36,023,319	31,379,930	3.76%
Conatus Capital Partners LP	30,138,429	35,886,488	4.30%
Copper River Partners, L.P. (1)	542,124	169,638	0.02%
Egerton Capital Partners, L.P.	50,000,000	52,149,776	6.25%
GMO Tactical Opportunities Fund (Onshore)	33,753,495	38,488,772	4.61%
Joho Partners, L.P.	77,215,642	94,965,074	11.38%
Kriticos International Limited	36,311,398	34,715,931	4.16%
Moon Capital Global Equity Fund, LP	50,115,010	49,688,556	5.95%
MW European TOPS Fund	37,768,838	40,520,705	4.85%
North River Partners, L.P.	45,629,729	49,096,367	5.88%
Route One Fund I, L.P.	10,000,000	10,903,905	1.31%
Samlyn Onshore Fund, LP	2,200,211	2,174,052	0.26%
Sansar Capital Holdings, Ltd (1)	299,786	424,640	0.05%
Spindrift Partners, L.P.	1,235,495	1,118,563	0.13%
The Elkhorn Fund, LLC	38,549,893	43,279,032	5.18%

The accompanying notes are an integral part of the financial statements.

4

Aetos Capital Long/Short Strategies Fund, LLC

Schedule of Investments (Unaudited) (Concluded)

January 31, 2012

Portfolio Fund Name	Cost	Value	% of Members' Capital(2)

Tiger Consumer Partners, L.P.	51,649,445	59,836,673	7.17%
Turiya Fund LP	25,000,000	24,766,388	2.97%
Viking Global Equities LP	56,605,934	121,152,381	14.51%
Total Portfolio Funds	680,396,237	814,528,041	97.58%

Money Market Investment
JPMorgan U.S. Government Money Market Fund, Agency Shares, 0.01%(3) (Shares 22,118,473)	22,118,473	22,118,473	2.65%
	$702,514,710	$836,646,514	100.23%

1 Portfolio Fund in liquidation.

2 Percentages are based on Members’ Capital of $834,691,436.

3 Rate disclosed is the 7-day effective yield as of 07/31/12

The aggregate cost of investments for tax purposes was $778,353,017. Net unrealized appreciation on investments for tax purposes was $58,293,497 consisting of $92,547,053 of gross unrealized appreciation and $34,253,556 of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 97.58% of Members’ Capital, have been fair valued.

The accompanying notes are an integral part of the financial statements.

5

Statements of Assets and Liabilities

July 31, 2012

(Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC
Assets
Investments in Portfolio Funds and Money Market investment, at cost	$724,333,842	$378,361,453	$702,514,710
Investments in Portfolio Funds and Money Market investment, at value	$823,891,816	$494,836,955	$836,646,514
Receivable for sale of investments	—	380,738	2,618
Accrued income	126	40	56
Total assets	823,891,942	495,217,733	836,649,188

Liabilities
Redemptions of Interests payable	1,426,429	626,433	1,254,157
Investment management fees payable	513,866	308,854	522,007
Board of Managers’ fees payable	14,500	14,500	14,500
Other accrued expenses	265,281	409,619	167,088
Total liabilities	2,220,076	1,359,406	1,957,752

Net Members’ Capital	$821,671,866	$493,858,327	$834,691,436

Members’ Capital
Net capital	$722,113,892	$377,382,825	$700,559,632

Net unrealized appreciation on investments in
Portfolio Funds	99,557,974	116,475,502	134,131,804
Members’ Capital	$821,671,866	$493,858,327	$834,691,436

The accompanying notes are an integral part of the financial statements.

6

Statements of Operations

For the six-month period ended July 31, 2012

(Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC
Investment income:
Dividends from money market funds	$1,281	$652	$2,052
Income distribution from Portfolio Fund	—	2,015,866	—
	1,281	2,016,518	2,052

Expenses:
Investment management fees	2,811,934	1,873,397	3,466,674
Administration fees	259,239	172,170	319,675
Board of Managers’ fees	29,000	29,000	29,000
Professional fees	136,947	183,707	119,582
Custodian fees	47,773	32,793	56,655
Registration fees	9,000	9,000	14,524
Printing fees	3,404	3,404	3,404
Other expenses	6,938	6,439	8,011
Total expenses	3,304,235	2,309,910	4,017,525
Net investment loss	(3,302,954)	(293,392)	(4,015,473)

Net gain on Portfolio Funds sold	831,233	2,375,697	17,453,402

Net change in unrealized appreciation on investments in Portfolio Funds	20,703,170	19,616,715	9,080,663

Net increase in Members’ Capital derived from investment activities	$18,231,449	$21,699,020	$22,518,592

The accompanying notes are an integral part of the financial statements.

7

Statements of Changes in Members’ Capital

For the six-month period ended July 31, 2012 and the year ended January 31, 2012

(Unaudited)

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC		Aetos Capital Distressed Investment Strategies Fund, LLC
	2/1/12 – 7/31/12	2/1/11 – 1/31/12	2/1/12 – 7/31/12	2/1/11 – 1/31/12
From investment activities:
Net investment loss	$(3,302,954)	$(5,442,721)	$(293,392)	$(1,575,405)
Net gain on Portfolio Funds sold	831,233	10,368,139	2,375,697	2,125,042
Net change in unrealized appreciation/ (depreciation) on investments in Portfolio Funds	20,703,170	(7,835,870)	19,616,715	(12,703,414)
Net increase/(decrease) in Members’ Capital derived from investment activities	18,231,449	(2,910,452)	21,699,020	(12,153,777)

Distributions:
Tax withholding on behalf of foreign investors	(28,326)	(431,448)	18,806	(422,820)
Total distributions	(28,326)	(431,448)	18,806	(422,820)

Members’ Capital transactions:
Proceeds from sales of Interests	48,846,996	47,272,439	14,722,335	62,101,482
Redemptions of Interests	(30,642,019)	(76,032,010)	(15,491,785)	(59,653,728)
Transfers of Interests	192,970,300	155,700	(9,409,000)	216,000
Net increase/(decrease) in Members’ Capital derived from capital transactions	211,175,277	(28,603,871)	(10,178,450)	2,663,754
Net increase/(decrease) in Members’ Capital	229,378,400	(31,945,771)	11,539,376	(9,912,843)
Members’ Capital at beginning of period	592,293,466	624,239,237	482,318,951	492,231,794
Members’ Capital at end of period	$821,671,866	$592,293,466	$493,858,327	$482,318,951

The accompanying notes are an integral part of the financial statements.

8

Statements of Changes in Members’ Capital (concluded)

For the six-month period ended July 31, 2012 and year ended January 31, 2012

(Unaudited)

	Aetos Capital Long/Short Strategies Fund, LLC
	2/1/12 – 7/31/12	2/1/11 – 1/31/12
From investment activities:
Net investment loss	$(4,015,473)	$(9,190,440)
Net gain on Portfolio Funds sold	17,453,402	28,082,367
Net change in unrealized appreciation / (depreciation) on investments in Portfolio Funds	9,080,663	(30,090,819)
Net increase/(decrease) in Members’ Capital derived from investment activities	22,518,592	(11,198,892)

Distributions:
Tax withholding on behalf of foreign investors	(116,069)	(774,375)
Total distributions	(116,069)	(774,375)

Members’ Capital transactions:
Proceeds from sales of Interests	30,409,056	71,615,169
Redemptions of Interests	(27,805,381)	(135,358,246)
Transfers of Interests	(183,561,300)	(371,700)
Net decrease in Members’ Capital derived from capital transactions	(180,957,625)	(64,114,777)
Net decrease in Members’ Capital	(158,555,102)	(76,088,044)
Members’ Capital at beginning of period	993,246,538	1,069,334,582
Members’ Capital at end of period	$834,691,436	$993,246,538

The accompanying notes are an integral part of the financial statements.

9

Statements of Cash Flows

For the six-month period ended July 31, 2012

(Unaudited)

	Aetos Capital Multi- Strategy Arbitrage Fund, LLC	Aetos Capital Distressed Investment Strategies Fund, LLC	Aetos Capital Long/Short Strategies Fund, LLC
Cash Flows Used in Operating Activities
Net increase in Members’ Capital derived from investment activities	$18,231,449	$21,699,020	$22,518,592
Adjustments to reconcile net increase in Members’ Capital from investment activities to net cash used in operating activities
Purchases of Portfolio Funds	(205,000,000)	(10,000,000)	(25,014,583)
Net (Purchases)/Sales of Money Market Investments	(17,090,965)	17,854,268	68,041,565
Sales of Portfolio Funds	20,016,753	7,545,633	154,085,055
Net gain/loss on Portfolio Funds sold	(831,233)	(2,375,697)	(17,453,402)
Net change in unrealized appreciation on Investments in Portfolio Funds	(20,703,170)	(19,616,715)	(9,080,663)
Decrease in accrued income	427	372	709
Increase/(decrease) in investment management fees payable	143,451	7,216	(99,160)
Increase in Board of Managers’ fees payable	525	525	525
Increase/(decrease) in other accrued expenses	19,206	72,653	(53,782)

Net cash used in operating activities	(205,213,557)	15,187,275	192,944,856

Distributions
Tax withholding on behalf of foreign investors	(28,326)	18,806	(116,069)

Cash Flows From Financing Activities
Proceeds from sales of Interests	48,846,996	14,722,335	30,409,056
Redemptions of Interests	(36,575,413)	(20,519,416)	(39,676,543)
Transfers of Interests	192,970,300	(9,409,000)	(183,561,300)
Net cash (used in)/provided by financing activities	205,241,883	(15,206,081)	(192,828,787)

Net decrease in cash	—	—	—
Cash, beginning of period	—	—	—
Cash, end of period	$—	$—	$—

The accompanying notes are an integral part of the financial statements.

10

Financial Highlights

	Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	2/1/12 - 7/31/12		2/1/11 - 1/31/12	2/1/10 - 1/31/11	2/1/09 - 1/31/10	2/1/08 - 1/31/09	2/1/07 - 1/31/08
	(Unaudited)

Total return(1)	2.92%		(0.49)%	8.37%	21.29%	(20.29)%	(1.76)%

Net assets, end of period (000's)	$821,672		$592,293	$624,239	$505,875	$388,683	$574,125

Ratios to average net assets:
Expenses(2)(3)	0.91	%(4)	0.88%	0.95%	0.98%	0.96%	0.90%

Net investment loss	(0.91	)%(4)	(0.88)%	(0.94)%	(0.96)%	(0.80)%	(0.62)%

Portfolio turnover rate(5)	2.92%		5.97%	3.81%	11.01%	5.35%	14.01%

(1)	Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2)	Expense ratios do not reflect the Fund’s proportionate share of expenses of the Portfolio Funds.
(3)	The expense ratios do not include the Program Fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(4)	Annualized
(5)	Portfolio turnover rate for periods less than one year have not been annualized

The accompanying notes are an integral part of the financial statements.

11

Financial Highlights (continued)

	Aetos Capital Distressed Investment Strategies Fund, LLC
	2/1/12 - 7/31/12		2/1/11 - 1/31/12	2/1/10 - 1/31/11	2/1/09 - 1/31/10	2/1/08 - 1/31/09	2/1/07 - 1/31/08
	(Unaudited)

Total return(1)	4.47%		(2.60)%	9.58%	22.03%	(8.57)%	4.32%

Net assets, end of period (000's)	$493,858		$482,319	$492,232	$424,770	$353,674	$168,426

Ratios to average net assets:
Expenses(2)(3)	0.93	%(4)	0.93%	0.96%	1.00%	1.02%	1.03%
Expenses, net of waivers and reimbursements(2) (3)	0.93	%(4)	0.93%	0.96%	1.00%	1.01%	0.99%

Net investment loss, before
waivers and reimbursments	(0.12	)%(4)	(0.32)%	(0.96)%	(0.95)%	(0.30)%	(0.69)%
Net investment loss, net of
waiver and reimbursments	(0.12	)%(4)	(0.32)%	(0.96)%	(0.95)%	(0.29)%	(0.65)%

Portfolio turnover rate(5)	1.36%		2.69%	7.10%	6.74%	12.51%	0.00%

(1)	Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2)	Expense ratios do not reflect the Fund’s proportionate share of expenses of the Portfolio Funds.
(3)	The expense ratios do not include the Program Fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(4)	Annualized
(5)	Portfolio turnover rate for periods less than one year have not been annualized

The accompanying notes are an integral part of the financial statements.

12

Financial Highlights (concluded)

	Aetos Capital Long/Short Strategies Fund, LLC
	2/1/12 - 7/31/12		2/1/11 - 1/31/12	2/1/10 - 1/31/11	2/1/09 - 1/31/10	2/1/08 - 1/31/09	2/1/07 - 1/31/08
	(Unaudited)

Total return(1)	2.31%		(0.95)%	5.94%	3.57%	(9.33)%	7.04%

Net assets, end of period (000's)	$834,691		$993,247	$1,069,335	$780,941	$883,774	$1,043,373

Ratios to average net assets:
Expenses(2)(3)	0.87	%(4)	0.87%	0.90%	0.89%	0.88%	0.88%

Net investment loss	(0.86	)%(4)	(0.87)%	(0.90)%	(0.86)%	(0.63)%	(0.66)%

Portfolio turnover rate(5)	2.86%		22.41%	12.35%	42.29%	12.24%	20.12%

(1)	Total return for periods less than one year have not been annualized. Tax withholding on behalf of certain investors is treated as a reinvested distribution.
(2)	Expense ratios do not reflect the Fund’s proportionate share of expenses of the Portfolio Funds.
(3)	The expense ratios do not include the Program Fees charged separately to investors as described in Note 3 in the Notes to Financial Statements.
(4)	Annualized
(5)	Portfolio turnover rate for periods less than one year have not been annualized

The accompanying notes are an integral part of the financial statements.

13

Notes to Financial Statements

July 31, 2012

(Unaudited)

1. Organization

The Aetos Capital Multi-Strategy Arbitrage Fund, LLC, the Aetos Capital Distressed Investment Strategies Fund, LLC, and the Aetos Capital Long/Short Strategies Fund, LLC (collectively the “Funds” and individually a “Fund”) were formed in the state of Delaware as limited liability companies. The Funds are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end, non-diversified, management investment companies. Each of the Funds is a fund-of-funds. The Funds seek capital appreciation by allocating their assets among a select group of private investment funds (commonly known as hedge funds) (“Portfolio Funds”) that utilize a variety of alternative investment strategies that seek to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes. Aetos Alternatives Management, LLC serves as the Investment Manager to the Funds.

The Funds operate under a master fund/feeder fund structure. Feeder Funds invest substantially all of their investable assets in the Funds. As of July 31, 2012 the Feeder Funds’ beneficial ownership of their corresponding Master Funds’ members’ capital are 79%, 82% and 80% for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund, Aetos Capital Distressed Investment Strategies Cayman Fund and Aetos Capital Long/Short Strategies Cayman Fund, and 1%, 1% and 1%, for the Aetos Capital Multi-Strategy Arbitrage Cayman Fund II, Aetos Capital Distressed Investment Strategies Cayman Fund II and Aetos Capital Long/Short Strategies Cayman Fund II respectively. The Investment Manager may receive an additional management fee and/or an incentive fee at the feeder fund level.

The principal investment objective of each Fund is as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers that utilize a variety of arbitrage strategies.

Aetos Capital Distressed Investment Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of distressed investment strategies.

Aetos Capital Long/Short Strategies Fund, LLC seeks to produce an attractive absolute return on invested capital, largely independent of the various benchmarks associated with traditional asset classes, by allocating its assets among a select group of portfolio managers across a variety of long/short strategies.

14

Notes to Financial Statement (Unaudited) (continued)

1. Organization (continued)

The Funds may offer, from time to time, to repurchase outstanding members’ interests (“Interests”) pursuant to written tenders by members. Repurchase offers will be made at such times and on such terms as may be determined by the Funds’ Board of Managers (the “Board”) in its sole discretion. The Funds may offer to repurchase Interests four times each year, as of the last business day of March, June, September and December.

2. Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Funds:

A. Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates, and such differences could be material.

B. Portfolio Valuation and Security Transactions

The net asset values of the Funds are determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

Investments in Portfolio Funds are presented in the accompanying financial statements at fair value, as determined by the Funds’ Investment Manager under the general supervision of the Board. Such fair value generally represents a Fund’s pro-rata interest in the net assets of a Portfolio Fund as provided by the Portfolio Funds. The Investment Manager considers information provided by the Portfolio Funds regarding the methods they use to value underlying investments in the Portfolio Funds and any restrictions on or illiquidity of the interests in the Portfolio Funds, in determining fair value.

Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts a Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value.

15

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The FASB issued ASC Topic 820, Fair Value Measurements and Disclosures which establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly the fair value hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3). The levels of the fair value hierarchy under FASB ASC Topic 820-10-35-40 to 54A are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable;

Inputs broadly refer to assumptions that market participants use to make valuation decisions, including assumptions about risk. ASC Topic 820-10-35-59 permits the Investment Manager to estimate the fair value of the investments in the Portfolio Funds at the net asset value reported by the Portfolio Funds if the net asset value is calculated in a manner consistent with the measurement principles of ASC Topic 946, Financial Services – Investment Companies. The Investment Manager evaluates each Portfolio Fund individually to determine that its net asset value is calculated in a manner consistent with ASC 946. The Investment Manager also considers whether an adjustment to the net asset value reported by the Portfolio Fund is necessary based upon various factors, including, but not limited to, the attributes of the interest in the Portfolio Fund held, including the rights and obligations, and any restrictions on or illiquidity of such interests, and the fair value of such Portfolio Fund’s investment portfolio or other assets and liabilities. The Investment Manager also considers such factors in determining whether a Portfolio Fund should be classified as Level 2 or Level 3 within the fair value hierarchy. Portfolio Fund investments classified as Level 3 have been valued utilizing third party pricing information and were valued at the net asset value, without adjustment, reported by the Portolio Funds. The net asset value reported by the Portfolio Funds may be based upon unobservable inputs and a significant change in those unobservable inputs could result in a significantly lower or higher reported net asset value reported for such Portfolio Funds.

16

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The following table presents information about the level within the fair value hierarchy at which the Funds’ investments are measured as of July 31, 2012:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Statistical Arbitrage	$—	$20,840,515	$—	$20,840,515
Convertible Arbitrage	—	26,596,468	—	26,596,468
Event Driven Arbitrage	—	138,418,958	228,096,049	366,515,007
Fixed Income Arbitrage	—	61,380,974	114,954,710	176,335,684
Multi-Strategy/GTAA	—	36,439,640	—	36,439,640
Global Macro	—	59,897,949	—	59,897,949
Long/Short Credit	—	61,699,126	—	61,699,126
Volatility Arbitrage	—	25,716,198	—	25,716,198
Event Driven Arbitrage – Special Situations	—	19,157,573	—	19,157,573
Cash Equivalent	30,693,656	—	—	30,693,656
Total Investments	$30,693,656	$450,147,401	$343,050,759	$823,891,816

Aetos Capital Distressed Investment Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Distressed - Long Biased	$—	$76,305,063	$171,737,733	$248,042,796
Distressed - Variable Biased	—	—	240,052,121	240,052,121
Cash Equivalent	6,742,038	—	—	6,742,038
Total Investments	$6,742,038	$76,305,063	$411,789,854	$494,836,955

Aetos Capital Long/Short Strategies Fund, LLC

Strategy	Level 1	Level 2	Level 3	Total
Equity Hedged - Sector Specialist	$—	$108,933,040	$81,508,223	$190,441,263
Equity Hedged - Generalist	—	161,989,172	303,650,356	465,639,528
Directional Equity	—	83,529,706	1,543,203	85,072,909
Short-Biased Equity	—	73,204,703	169,638	73,374,341
Cash Equivalent	22,118,473	—	—	22,118,473
Total Investments	$22,118,473	$427,656,621	$386,871,420	$836,646,514

During the year there were no transfers into or out of Level 1. The changes in investments classified as Level 3 are discussed below using the ‘beginning of period method’ which assumes the investment entity would be transferred into or out of Level 3 at fair value at the beginning of the reporting period and are as follows for the period ended July 31, 2012.

Transfers between Level 2 and Level 3 reflect the impact of investment activity and/or investment holding periods on the Funds’ fair value hierarchy.

17

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	Event Driven Arbitrage	Fixed Income Arbitrage	Total
Beginning Balance as of 1/31/12	$201,320,341	$98,506,438	$299,826,779
Realized Gain/(Loss)	-	-	-
Change in Unrealized Appreciation/ (Depreciation)	6,775,708	6,448,272	13,223,980
Purchases	20,000,000	10,000,000	30,000,000
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Ending Balance as of 07/31/12	$228,096,049	$114,954,710	$343,050,759

Aetos Capital Distressed Investment Strategies Fund, LLC
	Distressed - Long Biased	Distressed - Variable Biased	Total
Beginning Balance as of 1/31/12	$97,431,487	$234,604,570	$332,036,057
Realized Gain/(Loss)	257,906	2,162,198	2,420,104
Change in Unrealized Appreciation/ (Depreciation)	7,487,470	8,285,353	15,772,823
Purchases	-	-	-
Sales	(1,518,216)	(5,000,000)	(6,518,216)
Transfers into Level 3	68,079,086	-	68,079,086
Transfers out of Level 3	-	-	-
Ending Balance as of 07/31/12	$171,737,733	$240,052,121	$411,789,854

Aetos Capital Long/Short Strategies Fund, LLC
	Equity Hedged - Sector Specialist	Equity Hedged - Generalist	Directional Equity	Short-Biased Equity	Total
Beginning Balance as of 1/31/12	$87,379,056	$412,513,239	$1,583,762	$33,439,235	$534,915,292
Realized Gain/(Loss)	3,862,943	3,382,885	(1,680)	-	7,244,148
Change in Unrealized Appreciation/ (Depreciation)	266,224	8,681,961	41,327	(15,619)	8,973,893
Purchases	-	25,000,000	14,583	-	25,014,583
Sales	(10,000,000)	(45,340,983)	(94,789)	-	(55,435,772)
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	(100,586,746)	-	(33,253,978)	(133,840,724)
Ending Balance as of 07/31/12	$81,508,223	$303,650,356	$1,543,203	$169,638	$386,871,420

18

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

B. Portfolio Valuation and Security Transactions (continued)

All net realized gains and losses and changes in unrealized appreciation and depreciation in the preceding table are included in the Statements of Operations. The changes in net unrealized appreciation/ (depreciation) of investments in Portfolio Funds still held by the Funds at July 31, 2012 were as follows:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
	Fixed Income Arbitrage	Event Driven Arbitrage	Total
Change in unrealized appreciation	$6,448,272	$6,775,708	$13,223,980

Aetos Capital Distressed Investment Strategies Fund, LLC
	Distressed - Variable Biased	Distressed - Long Biased	Total
Change in unrealized appreciation	$9,855,954	$7,560,838	$17,416,792

Aetos Capital Long/Short Strategies Fund, LLC
	Short-Biased Equity	Directional Equity	Equity Hedged - Generalist	Equity Hedged - Sector Specialist	Total
Change in unrealized appreciation/(depreciation)	$(15,619)	$35,485	$10,889,579	$3,066,671	$13,976,116

Realized gains and losses from Portfolio Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Portfolio Fund.

C. Fund Income and Expenses

Each Fund bears its own expenses including, but not limited to: any taxes; organizational expenses; offering costs; investment-related expenses incurred by the Funds (e.g., fees and expenses charged by the Portfolio Managers and Portfolio Funds, placement fees, professional fees, custody and administrative fees). Most expenses of the Funds can be directly attributed to a particular Fund. Expenses are recorded on an accrual basis. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or on another reasonable basis.

Interest income is recorded on an accrual basis and consists of interest earned on cash. Dividend income is recorded on the ex-dividend date.

19

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

D. Income Taxes

Each Fund intends to continue to be treated as a partnership for Federal income tax purposes. Each Member is responsible for the tax liability or benefit relating to the Member’s distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements. The Funds withhold and pay taxes on U.S. source income and U.S. effectively connected income, if any, allocated from Portfolio Funds to the extent such income is not exempted from withholding under the Internal Revenue Code and Regulations thereunder. The actual amount of such taxes is not known until all Form K-1s from Portfolio Funds are received, usually in the following tax year. Prior to the final determination, the amount of tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant.

Such withholdings are listed as distributions in the Statements of Changes in Members’ Capital, and are allocated to the individual Members’ Capital accounts to which they apply.

The Investment Manager applies the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Investment Manager to determine whether a tax position of the Funds is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. However, the Investment Manager's conclusions regarding Accounting for Uncertainty in Income Taxes may be subject to review and adjustment at a later date based on on-going analyses of tax laws, regulations and interpretations thereof and other factors. Each of the Fund's federal, state and local tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service and local tax authorities.

E. Distribution Policy

The Funds have no present intention of making periodic distributions of their net investment income or capital gains, if any, to Members. The amount and frequency of distributions, if any, will be determined in the sole discretion of the Board.

F. Distributions from Portfolio Funds

Distributions from Portfolio Funds will be classified as investment income or realized gains in the Statements of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics are not available, such distributions are generally classified as investment income.

G. Cash

Cash is defined as cash on deposit at financial institutions.

20

Notes to Financial Statements (Unaudited) (continued)

2. Significant Accounting Policies (continued)

H. Adoption of New Accounting Pronouncements

The Funds have adopted Accounting Standards Update No. 2011-04, "Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs" ("ASU 2011-04"). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements. Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities. Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy, for which quantitative information about the unobservable inputs used, and a narrative description of the valuation processes in place and sensitivity of recurring Level 3 measurements to changes in unobservable inputs will be required. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

3. Investment Manager Fee, Related Party Transactions and Other

The Funds pay the Investment Manager a monthly management fee (the “Management Fee”) at the annual rate of 0.75% of the net asset value of each Fund as of the last day of the month (before any repurchases of Interests). The Investment Manager is responsible for providing day-to-day investment management services to the Funds, and for providing various administrative services to the Funds.

The Investment Manager may also be paid a Program Fee outside of the Funds for services rendered to investors. The Program Fee is paid directly by the investors at an annual rate of up to 0.50% of an investor’s assets in the Funds. The Program Fee may also include an annual performance-based incentive fee outside of the Funds based on the return of an investor’s account with the Investment Manager.

HedgeServ Limited, (the “Administrator”) provides administration, accounting and investor services to the Funds. In consideration for such services, each Fund pays the Administrator a monthly fee based on prior month-end net assets at an annual rate of 0.12% on the first $250 million of net assets, 0.10% on net assets between $250 million and $500 million, 0.07% on net assets between $500 million and $750 million and 0.06% on net assets over $750 million, and will reimburse the Administrator for certain out-of-pocket expenses.

JPMorgan Chase Bank, N.A. acts as the custodian (the “Custodian”) for the Funds’ assets. In consideration for such services, each Fund pays the Custodian a monthly fee, based on month-end underlying Portfolio Funds value, at an annual rate of up to 0.01%. Each Fund also pays the Custodian $15,000 annually to act as qualified Custodian for each Cayman feeder fund.

21

Notes to Financial Statements (Unaudited) (continued)

3. Investment Manager Fee, Related Party Transactions and Other (continued)

Each Member of the Board who is not an “interested person” of the Funds as defined by the 1940 Act receives an annual retainer of $39,500 and regular quarterly meeting fees of $3,875 per meeting (additional meeting fees are $500 per meeting). The chairman of the audit committee receives an additional annual retainer of $2,700. Any Manager who is an “interested person” does not receive any annual or other fee from the Funds. All Managers are reimbursed by the Funds for reasonable out-of-pocket expenses.

Net profits or net losses of the Funds for each fiscal period are allocated among and credited to or debited against the capital accounts of Members as of the last day of each fiscal period in accordance with each Member’s respective investment percentage for each Fund. Net profits or net losses are measured as the net change in the value of the net assets of a Fund during a fiscal period, before giving effect to any repurchases of Interests in the Fund, and excluding the amount of any items to be allocated among the capital accounts of the Members of the Fund, other than in accordance with the Members’ respective investment percentages.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Portfolio Funds in which the Funds invest trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, use of leverage and swap contracts. The Funds’ risk of loss in these Portfolio Funds is limited to the value of their investments in the Portfolio Funds.

5. Risk Factors

Limitations on the Funds’ ability to withdraw their assets from Portfolio Funds may limit the Funds’ ability to repurchase their Interests. For example, many Portfolio Funds impose lock-up periods prior to allowing withdrawals, which can be two years or longer. After expiration of the lock-up period, withdrawals typically are permitted only on a limited basis, such as monthly, quarterly, semi-annually or annually. Many Portfolio Funds may also indefinitely suspend redemptions or establish restrictions on the ability to fully receive proceeds from redemptions through the application of a redemption restriction or “gate.” In instances where the primary source of funds to repurchase Interests will be withdrawals from Portfolio Funds, the application of these lock-ups and withdrawal limitations may significantly limit the Funds’ ability to repurchase their Interests.

The Funds invest primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks.

22

Notes to Financial Statements (Unaudited) (continued)

5. Risk Factors (continued)

Such risks include those related to the volatility of the equity, credit, and currency markets, the use leverage associated with certain fixed income strategies, . derivative contracts and in connection with short positions, the potential illiquidity of certain instruments and counterparty and broker arrangements

Some of the Portfolio Funds in which the Funds invest may invest all or a portion of their assets in securities which are illiquid or, are subject to an anticipated event. These Portfolio Funds may create "side pockets" in which to hold these securities, i.e. series or classes of shares which are not redeemable by the investors but which are automatically redeemed or converted back into the Portfolio Fund’s regular series or classes of shares upon the realization of those securities or the happening of some other liquidity event with respect to those securities.

These “side pockets” can often be held for long periods before they are realized, and may therefore be much less liquid than the general liquidity offered on the investment fund’s regular series or classes of shares. Should the Funds seek to liquidate their investment in a Portfolio Fund that maintains investments in a side pocket arrangement or that holds a substantial portion of its assets in illiquid securities, the Funds might not be able to fully liquidate their investments without delay, which could be considerable. In such cases, during the period until the Funds are permitted to fully liquidate the investment in the Portfolio Fund, the value of the investment could fluctuate.

The Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Portfolio Fund's net asset value.

The Portfolio Funds may invest in securities of foreign companies that involve special risks and considerations not typically associated with investments in the United States of America, due to concentrated investments in a limited number of countries or regions, which may vary throughout the year depending on the Portfolio Fund. Such concentrations may subject the Portfolio Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

The Funds invest in a limited number of Portfolio Funds. Such concentration may result in additional risk. Various risks are also associated with an investment in the Funds, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Interests.

23

Notes to Financial Statements (Unaudited) (continued)

5. Risk Factors (continued)

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Investment Transactions

For the period ended July 31, 2012, purchases and sales of Portfolio Funds were as follows:

Fund	Purchases	Sales
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$245,000,000	$20,000,000
Aetos Capital Distressed Investment Strategies Fund, LLC	20,000,000	6,518,216
Aetos Capital Long/Short Strategies Fund, LLC	25,014,583	150,286,347

7. Investments

As of July 31, 2012, collectively the Funds had investments in forty-three Portfolio Funds, none of which were related parties. The following table lists the Funds’ investments in Portfolio Funds as of July 31, 2012. The agreements related to investments in Portfolio Funds provide for compensation to the general partners/managers in the form of management fees of 1.0% to 2.0% (per annum) of the net assets and incentive fees or allocations of 10% to 20% of net profits earned. The Portfolio Funds generally provide for periodic redemptions, with lock-up provisions ranging up to 3 years from initial investment. The liquidity provisions shown in the following tables apply after any applicable lock-up provisions.

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Funds allowing monthly withdrawals (notice period of 15 to 90 days)	5	28.94%
Funds allowing quarterly withdrawals (notice periods ranging from 14 to 90 days)	5	27.81%
Funds allowing semi-annual withdrawals (notice period of 65 days)	1	14.53%
Funds allowing annual withdrawals (notice periods ranging from 45 to 60 days)	2	28.65%
Funds in liquidation	1	0.07%

24

Notes to Financial Statements (Unaudited) (continued)

7. Investments (continued)

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Capital Distressed Investment Strategies Fund, LLC
Funds allowing quarterly withdrawals (notice periods ranging from 65 to 90 days)	3	45.16%
Funds allowing semi-annual withdrawals (notice period of 65 days)	1	16.54%
Funds allowing annual withdrawals (notice periods ranging from 60 to 90 days)	2	26.53%
Funds allowing bi-annual withdrawals (notice period of 90 days)	1	10.12%
Funds fully comprised of side-pocket investments	2	1.65%

	Number of Portfolio Funds	% of Total Portfolio Funds
Aetos Capital Long/Short Strategies Fund, LLC
Funds allowing monthly withdrawals (notice periods ranging from 5 to 30 days)	3	16.10%
Funds allowing quarterly withdrawals (notice periods ranging from 30 to 90 days)	10	55.55%
Funds allowing semi-annual withdrawals (notice periods ranging from 30 to 45 days)	2	11.93%
Funds allowing annual withdrawals (notice period of 45 days)	2	16.21%
Funds fully comprised of side-pocket investments	1	0.14%
Funds in liquidation	2	0.07%

The following tables list the Funds’ investment in Portfolio Funds as of July 31, 2012:

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
Portfolio Fund Name	Strategy	Fair Value 7/31/2012	% of Members' Capital	Liquidity*
Absolute Return Capital Partners, L.P	Global Macro	$59,897,949	7.29%	Monthly
AQR RT Fund, L.P.	Statistical Arbitrage	20,840,515	2.54	Monthly
Brevan Howard Credit Catalysts Fund, L.P.	Long/Short Credit	61,699,126	7.51	Monthly
Capstone Vol (Offshore) Limited	Volatility Arbitrage	25,716,198	3.13	Monthly
CNH CA Institutional Fund, L.P.	Convertible Arbitrage	26,596,468	3.24	Quarterly
Cornwall Domestic LP	Event Driven Arbitrage – Special Situations	19,157,573	2.33	Quarterly
Davidson Kempner Partners	Event Driven Arbitrage	115,224,140	14.02	Semi-Annual
Farallon Capital Offshore Investors, Inc.	Event Driven Arbitrage	112,309,366	13.67	Annual
FFIP, L.P.	Fixed Income Arbitrage	114,954,710	13.99	Annual**
GMO Mean Reversion Fund (Onshore)	Multi-Strategy/GTAA	36,439,640	4.43	Quarterly
Luxor Capital Partners, LP	Event Driven Arbitrage	38,717,754	4.71	Quarterly
Oceanwood Global Opportunities Fund LP	Event Driven Arbitrage	99,701,204	12.13	Quarterly
Parsec Trading Corp.	Fixed Income Arbitrage	61,380,974	7.47	Monthly
Sowood Alpha Fund LP	Event Driven Arbitrage	562,543	0.07	Liquidating
		$793,198,160	96.53%

25

Notes to Financial Statements (Unaudited) (continued)

7. Investments (continued)

Aetos Capital Distressed Investment Strategies Fund, LLC
Portfolio Fund Name	Strategy	Fair Value 7/31/2012	% of Members' Capital	Liquidity*
AG Mortgage Value Partners, L.P.	Distressed - Long Biased	$76,305,063	15.45%	Quarterly
Anchorage Capital Partners, L.P.	Distressed - Variable Biased	85,765,516	17.37	Annual
Aurelius Capital Partners, LP	Distressed - Variable Biased	80,742,335	16.35	Semi-Annual
Centerbridge Credit Partners, L.P.	Distressed - Long Biased	49,376,604	10.00	Bi-Annual**
Davidson Kempner Distressed Opportunities Fund LP	Distressed - Long Biased	43,710,282	8.85	Annual
King Street Capital, L.P.	Distressed - Variable Biased	73,544,270	14.89	Quarterly
One East Partners, L.P.	Distressed - Long Biased	2,343,126	0.47	Liquidating
Silver Point Capital Fund, L.P.	Distressed - Long Biased	5,747,986	1.16	Side Pockets Only
Watershed Capital Partners, L.P.	Distressed - Long Biased	70,559,735	14.29	Quarterly
Total		$488,094,917	98.83%

Aetos Capital Long/Short Strategies Fund, LLC
Portfolio Fund Name	Strategy	Fair Value 7/31/2012	% of Members' Capital	Liquidity*
Brookside Capital Partners Fund II, L.P.	Equity Hedged - Generalist	42,302,947	5.07	Quarterly
Cadian Fund LP	Equity Hedged - Sector Specialist	81,508,223	9.77	Quarterly
CamCap Energy, L.P.	Directional Equity	31,379,930	3.76	Quarterly
Conatus Capital Partners LP	Equity Hedged - Generalist	35,886,488	4.30	Quarterly
Copper River Partners, L.P.	Short-Biased Equity	169,638	0.02	Liquidating
Egerton Capital Partners, L.P.	Directional Equity	52,149,776	6.25	Monthly
GMO Tactical Opportunities Fund (Onshore)	Short-Biased Equity	38,488,772	4.61	Monthly
Joho Partners, L.P.	Equity Hedged - Generalist	94,965,074	11.37	Semi-Annual
Kriticos International Limited	Short-Biased Equity	34,715,931	4.16	Quarterly
Moon Capital Global Equity Fund, LP	Equity Hedged - Generalist	49,688,556	5.95	Quarterly**
MW European TOPS Fund	Equity Hedged - Generalist	40,520,705	4.85	Monthly
North River Partners, L.P.	Equity Hedged - Sector Specialist	49,096,367	5.88	Quarterly
Route One Fund I, L.P.	Equity Hedged - Generalist	10,903,905	1.31	Tri-annual for full redemption
Samlyn Onshore Fund, LP	Equity Hedged - Generalist	2,174,052	0.26	Semi-Annual
Sansar Capital Holdings, Ltd	Directional Equity	424,640	0.05	Liquidating
Spindrift Partners, L.P.	Directional Equity	1,118,563	0.13	Side Pockets Only
Turiya Fund LP	Equity Hedged - Generalist	24,766,388	2.97	Quarterly
The Elkhorn Fund, LLC	Equity Hedged - Generalist	43,279,032	5.19	Quarterly
Tiger Consumer Partners, L.P.	Equity Hedged - Sector Specialist	59,836,673	7.17	Quarterly
Viking Global Equities LP	Equity Hedged - Generalist	121,152,381	14.51	Annual
Total		$814,528,041	97.58%

* The liquidity of the Portfolio Funds may be further restricted due to withdrawal limitations.

**All or a portion of the investment is subject to lock-up provision

26

Notes to Financial Statements (Unaudited) (continued)

8. Commitments

At July 31, 2012, the Funds had made the following redemption requests from underlying Portfolio Funds and made no commitments to purchase Portfolio Funds.

Redemptions
Fund	Amount

Aetos Capital Multi-Strategy Arbitrage Fund, LLC
AQR RT Fund, L.P	$20,840,515
CNH CA Institutional Fund, L.P.	26,596,468
$47,436,983

Aetos Capital Distressed Investment Strategies Fund, LLC
King Street Capital, L.P.	$8,000,000
$8,000,000

Aetos Capital Long/Short Strategies Fund, LLC
CamCap Energy, L.P.	$31,379,930
North River Partners, L.P.	49,096,367
$80,476,297

9. Subsequent Events

Through September 1, 2012, the Funds paid no redemptions and received the following contributions:

Fund	Amount
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	$104,500
Aetos Capital Distressed Investment Strategies Fund, LLC	74,500
Aetos Capital Long/Short Strategies Fund, LLC	164,500

27

Notes to Financial Statements (Unaudited) (continued)

The following table summarizes the redemption requests received by the Funds subsequent to July 31, 2012:

Fund	Number of Investors	Estimated Redemption Amount Subsequent to 7/31/12	% of Members’ Capital
Aetos Capital Multi-Strategy Arbitrage Fund, LLC	13	$16,286,384	1.98%
Aetos Capital Distressed Investment Strategies Fund, LLC	13	8,032,884	1.63%
Aetos Capital Long/Short Strategies Fund, LLC	15	25,315,254	3.03%

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of July 31, 2012.

28

Approval of Investment Advisory Agreements

July 31, 2012

(Unaudited)

At a meeting held in person on July 17, 2012, the Board of Managers of each Fund, including the independent board members (the “Boards”), discussed the materials previously provided to them and reviewed the nature, quality and scope of the services provided to the Funds by the Investment Manager. The Boards also considered the proposed fees to be charged under the Investment Advisory Agreements, as well as each Fund’s performance, and reviewed the comparative fee and performance data previously provided by the Investment Manager. They also considered the information provided by the Investment Manager regarding the Investment Manager’s financial performance and profitability. In considering the approval of the Advisory Agreement for each Fund, the Board members gave particular consideration to the following factors:

Nature, Extent and Quality of Services

The Board of each Fund reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Funds under the Investment Advisory Agreements, including the selection of underlying hedge funds (“Portfolio Funds”), allocation of each Fund’s assets among, and monitoring performance of, Portfolio Funds, evaluation of risk exposure of Portfolio Funds and reputation, experience and training of Portfolio Funds’ investment managers (“Portfolio Managers”), management of short-term cash and operations of each Portfolio Fund, and day-to-day portfolio management and general due diligence examination of Portfolio Funds before and after committing assets of each Fund for investment. The Boards also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager under the Investment Advisory Agreements, including, among other things, providing to each Fund office facilities, equipment and personnel. The Boards also reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Investment Manager who provide the investment advisory and administrative services to each Fund. The Boards determined that the Investment Manager’s portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Boards concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance Relative to Comparable Funds Managed by Other Advisers

The Boards reviewed the performance of each Fund based on information provided by the Investment Manager that showed each Fund’s return for its most recent fiscal year as compared to the return of other comparable registered funds-of-hedge-funds for their most recent fiscal years. The Boards considered each Fund’s performance since inception and the relative lack of correlation of such performance to fixed income or equity indices generally. The Boards concluded that each Fund’s performance was satisfactory.

29

Approval of Investment Advisory Agreements (Unaudited) (continued)

Fees and Expenses Relative to Comparable Funds Managed by Other Advisers

The Boards reviewed the management fee rate (the “Management Fee”) and total expense ratio of each Fund. The Boards also reviewed the annual separate program (the “Program”) fee of up to 0.50% and the performance fee of up to 10% of aggregate Program net profits above the return of the 90 day Treasury Bill (the “Incentive Fee”) payable to the Investment Manager by investors in the Funds. The Boards also reviewed a report prepared by the Investment Manager comparing the fees payable by each Fund to those payable by other comparable registered funds-of-hedge-funds. The Boards noted that the fees payable to the Investment Manager, including the Program fee and the Incentive Fee, were lower than or comparable to the fees payable to the advisers of most comparable registered funds-of-hedge-funds. The Board concluded that each Fund’s Management Fee, Program fee, Incentive Fee and total expense ratio were reasonable and satisfactory in light of the services provided.

Breakpoints and Economies of Scale

The Boards reviewed the structure of each Fund’s Management Fee schedule under the Investment Advisory Agreements and noted that it does not include any breakpoints. The Boards considered that each Fund’s Management Fee was 0.75% and concluded that the fee was sufficiently low that the Boards did not need to consider adding breakpoints at this time. The Boards also determined that, given the relative size of each Fund, economies of scale were not a factor that needed to be considered at this time.

Profitability of Adviser and Affiliates

The Boards considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager and its affiliates during the previous year from the Investment Manager’s relationship with each Fund. The Boards noted that the Funds’ investor base consists of sophisticated investors that are capable of evaluating whether the fees charged and the services provided by the Investment Manager are appropriate. The Boards noted that the Investment Manager had first become profitable in 2005, and that its profit margins had not substantially increased since that time. Based on their review of the information they received, the Boards concluded that the profits earned by the Investment Manager and its affiliates were not excessive in light of the advisory, administrative and other services provided to each Fund.

General Conclusion

After considering and weighing all of the above factors, the Board of each Fund concluded it would be in the best interest of the Funds and its Members to approve the Investment Advisory Agreements.

30

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable as Interests of the Fund are not registered pursuant to Section 12 of the Exchange Act.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of directors since the Registrant's last proxy solicitation.

Item 11. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Aetos Capital Long/Short Strategies Fund, LLC

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: 9/24/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael F. Klein
Michael F. Klein, President

Date: 9/24/12

By (Signature and Title)*	/s/ Scott D. Sawyer
Scott D. Sawyer, Treasurer

Date: 9/24/12

*	Print the name and title of each signing officer under his or her signature.